Note 6 - Schedule of Financial Instruments Carried at Fair Value (Details) - EUR (€) € in Thousands	Jun. 30, 2016	Dec. 31, 2015
Investor Warrants [Member]
Derivative Liability	€ 4,608	€ 4,205
Placement Agent Warrants [Member]
Derivative Liability		172
Warrant [Member]
Derivative Liability	4,608	4,377
Less current portion	(835)	(172)
Total long-term portion	3,774	4,205
Less current portion	(835)	(172)
Total long-term portion	€ 3,774	€ 4,205